Restructuring charges (Tables)	12 Months Ended
Mar. 31, 2020
Restructuring and Related Activities [Abstract]
Changes in Accrued Restructuring Charges
The changes in the accrued restructuring charges for the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net *	Other associated costs	Total
Balance at March 31, 2017	11,634	—	9,167	20,801
Restructuring costs	18,999	2,233	1,147	22,379
Non-cash charges	—	(2,233)	—	(2,233)
Cash payments	(9,950)	—	(6,352)	(16,302)
Adjustments	(1,197)	—	226	(971)

Balance at March 31, 2018	19,486	—	4,188	23,674
Restructuring costs	24,449	2,731	5,825	33,005
Non-cash charges	—	(2,731)	—	(2,731)
Cash payments	(19,150)	—	(2,555)	(21,705)
Adjustments	955	—	(357)	598

Balance at March 31, 2019	25,740	—	7,101	32,841
Restructuring costs	22,957	100	1,653	24,710
Non-cash charges	—	(100)	—	(100)
Cash payments	(23,385)	—	(6,703)	(30,088)
Adjustments	(674)	—	(131)	(805)

Balance at March 31, 2020	24,638	—	1,920	26,558

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total Costs Incurred in Connection with Restructuring Programs by Segment
Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2018
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	6,358	272	6,630	—	6,630
Pictures	2,922	—	2,922	—	2,922
Electronics Products & Solutions	3,384	118	3,502	0	3,502
Imaging & Sensing Solutions	28	—	28	—	28
Financial Services	—	—	—	—	—
All Other and Corporate	6,307	2,990	9,297	26	9,323

Total	18,999	3,380	22,379	26	22,405

	Yen in millions
	Fiscal year ended March 31, 2019
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	2,991	201	3,192	—	3,192
Pictures	4,795	—	4,795	—	4,795
Electronics Products & Solutions	11,437	4,574	16,011	86	16,097
Imaging & Sensing Solutions	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	5,226	3,781	9,007	—	9,007

Total	24,449	8,556	33,005	86	33,091

	Yen in millions
	Fiscal year ended March 31, 2020
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	3,179	6	3,185	—	3,185
Pictures	545	—	545	—	545
Electronics Products & Solutions	14,500	227	14,727	—	14,727
Imaging & Sensing Solutions	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	4,733	1,520	6,253	256	6,509

Total	22,957	1,753	24,710	256	24,966

*	Other associated costs includes non-cash write-downs and disposals, net